Summary of Significant Accounting Policies - Goodwill, Intangible Assets and Long-Lived Assets (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill	$ 0	$ 0	$ 0